S000032446 [Member] Annual Fund Operating Expenses - Nuveen Floating Rate Income Fund	Aug. 31, 2025
Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.57%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.02%	[1]
Component2 Other Expenses	0.13%
Acquired Fund Fees and Expenses	0.03%
Expenses (as a percentage of Assets)	1.00%
Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.57%
Distribution and Service (12b-1) Fees	1.00%
Component1 Other Expenses	0.02%	[1]
Component2 Other Expenses	0.13%
Acquired Fund Fees and Expenses	0.03%
Expenses (as a percentage of Assets)	1.75%
Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.57%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.02%	[1]
Component2 Other Expenses	0.06%
Acquired Fund Fees and Expenses	0.03%
Expenses (as a percentage of Assets)	0.68%
Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.57%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.02%	[1]
Component2 Other Expenses	0.13%
Acquired Fund Fees and Expenses	0.03%
Expenses (as a percentage of Assets)	0.75%

[1]	Includes interest expense and fees paid on Fund borrowings.